Segmented Information	9 Months Ended
Dec. 31, 2024
Disclosure of operating segments [Abstract]
Segmented Information [Text Block]

25. Segmented Information

The Company operates in one segment, with two revenue streams being the mining of digital currencies and high performance computing hosting.  External revenues are attributed by geographical location, based on the country from which services are provided.

December 31, 2024	Canada	Sweden	Paraguay	Iceland	Switzerland	Bermuda	Total
Revenue from digital currency mining	$-	$-	$-	$-	$-	$77,088	$77,088
High performance computing hosting	-	-	-	-	-	7,030	7,030
	$-	$-	$-	$-	$-	$84,118	$84,118

December 31, 2023	Canada	Sweden	Paraguay	Iceland	Switzerland	Bermuda	Total
Revenue from digital currency mining	$-	$-	$-	$-	$-	$75,973	$75,973
High performance computing hosting	-	-	-	-	-	1,611	1,611
	$-	$-	$-	$-	$-	$77,584	$77,584

The Company's plant and equipment are located in the following jurisdictions:

December 31, 2024	Canada	Sweden	Paraguay	Iceland	Switzerland	Bermuda	Total
Plant and equipment	$73,181	$31,850	$3,859	$172	$-	$3	$109,065
ROU asset	2,916	3,661	-	-	-	48	6,625
	$76,097	$35,511	$3,859	$172	$-	$51	$115,690

March 31, 2024	Canada	Sweden	Paraguay	Iceland	Switzerland	Bermuda	Total
Plant and equipment	$74,425	$19,529	$-	$1,367	$-	$35	$95,356
ROU asset	3,352	5,051	-	-	-	85	8,488
	$77,777	$24,580	$-	$1,367	$-	$120	$103,844